Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Buildings and leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Buildings and leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	30 years
Plant, machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	4 years
Plant, machinery and equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	15 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	15 years
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	10 years